united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Hauppauge, NY 1178

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 5/31

Date of reporting period: 11/30/16

Item 1. Reports to Stockholders.

Longboard Managed Futures Strategy Fund

Class A Shares (Symbol: WAVEX)
Class I Shares (Symbol: WAVIX)

Longboard Long/Short Fund

Class A Shares (Symbol: LONAX)
Class I Shares (Symbol: LONGX)

Semi-Annual Report

November 30, 2016

Distributed by Northern Lights Distributors, LLC
Member FINRA

Longboard Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2016

The Fund’s performance figures* for the periods ended November 30, 2016, as compared to its benchmarks:

				Annualized	Annualized
			Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	November 30, 2016	November 30, 2016
Longboard Managed Futures Strategy Fund - Class A	3.82%	(7.73)%	6.41%	N/A	3.80%
Longboard Managed Futures Strategy Fund - Class A with load	(2.18)%	(13.06)%	4.32%	N/A	2.14%
Longboard Managed Futures Strategy Fund - Class I	3.98%	(7.52)%	6.66%	4.11%	N/A
SG Trend Index	(3.61)%	(8.82)%	3.37%	1.95%	2.94%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.18%	0.32%	0.13%	0.12%	0.12%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAVs. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 3.12% for Class A and 2.87% for Class I shares per the October 1, 2016, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is June 27, 2012.

***	Inception date for Class A is March 22, 2013.

The SG Trend Index is designed to track the 10 largest (by AUM) trend following CTAs and is equal-weighted and reconstituted annually. The index calculates the net daily rate of return for a pool of trend following based hedge fund managers.

The Bank of America Merrill Lynch 3-month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months.

The Fund’s Top Asset Classes are as follows:

% of Net
Holdings by Asset Class *	Assets
Other, Cash & Cash Equivalents	100.0%
100.0%

*	Does not include derivative investments.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Portfolio’s holdings.

Longboard Long/Short Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2016

The Fund’s performance figures* for the periods ended November 30, 2016, as compared to its benchmarks:

			Annualized	Annualized
			Inception** -	Inception*** -
	Six Months	One Year	November 30, 2016	November 30, 2016
Longboard Long/Short Fund - Class A	2.11%	N/A	N/A	(4.53)%
Longboard Long/Short Fund - Class A with load	(3.77)%	N/A	N/A	(10.03)%
Longboard Long/Short Fund - Class I	2.43%	(5.33)%	(1.53)%	N/A
S&P 500 Index	6.01%	8.06%	5.30%	9.72%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAVs. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annualized operating expenses are 3.24% for Class A and 2.99% for Class I shares per the October 1, 2016, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-294-7540.

**	Inception date for Class I is March 20, 2015.

***	Inception date for Class A is December 9, 2015.

S&P 500 Index The Standard & Poor’s 500 Index (S&P 500) is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

The Fund’s Top Asset Classes are as follows:

Holdings by Asset Class*	% Net Assets
Other, Cash & Cash Equivalents	100.0%
100.0%

*	Does not include derivative investments.

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Portfolio’s holdings.

Longboard Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

November 30, 2016

TOTAL INVESTMENTS - 0.0% (Cost $0) (a)	$—
OTHER ASSETS LESS LIABILITIES - 100.0% (b)	488,631,675
NET ASSETS - 100.0%	$488,631,675

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$—

(b)	Includes unrealized gain/loss on derivatives contracts.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

FUTURES CONTRACTS

November 30, 2016

				Unrealized
Open Long Future			Underlying Face	Appreciation/
Contracts	Description	Expiration	Amount at Value	(Depreciation)
3,236	3 Mo Euro (Euribor)	Jun-17	$811,265,200	$(675,995)
2,875	3 MO Sterling (Short Sterling)	Dec-16	357,955,469	807,516
1,206	Bursa Crude Palm Oil +	Feb-17	36,360,900	1,432,704
317	Coffee +	Mar-17	17,902,575	(1,866,338)
297	Copper Future +	Mar-17	19,550,025	1,081,863
525	Cotton +	Mar-17	18,789,750	589,260
309	DJIA Index Future Mini	Dec-16	29,558,940	1,733,245
952	Euro BOBL Future	Dec-16	125,121,360	(386,487)
312	Euro Bund Future	Dec-16	50,250,720	(1,355,078)
3,215	Euro Schatz	Dec-16	361,028,425	775,131
308	FTSE 100 Index	Dec-16	20,887,020	471,250
2,976	FTSE China A50	Dec-16	31,486,080	564,760
85	Frozen Concentrated OJ +	Jan-17	2,774,400	280,823
841	LME Aluminum +	Dec-16	36,441,581	(19,611)
192	LME Tin Future +	Dec-16	20,385,600	1,960,800
264	LME Nickel Future +	Dec-16	17,757,036	(704,436)
181	LME Lead Future +	Dec-16	10,654,113	1,707,690
106	LME Zinc Future +	Dec-16	7,131,150	883,272
705	MSCI Taiwan Index	Dec-16	24,329,550	119,850
465	Nasdaq 100 E-Mini	Dec-16	44,788,800	850,037
137	Palladium Future +	Mar-17	5,292,653	441,955
506	Rapeseed +	Feb-17	103,224,000	391,341
661	Robusta Coffee Future (10) +	Jan-17	13,391,860	(315,700)
231	Russell Mini Future	Dec-16	30,545,130	2,628,780
325	S&P E-Mini Future	Dec-16	35,729,688	1,241,363
173	S&P Midcap 400 Emini	Dec-16	28,145,370	1,952,305
125	Silver +	Mar-17	10,301,250	(140,095)
264	S&P/TSX 60 IX	Dec-16	46,844,160	2,238,640
327	Soybean Future +	Jan-17	16,877,288	439,125
1,183	Soybean Oil Future +	Jan-17	26,255,502	1,546,164
371	SPI 200	Dec-16	50,474,550	(491,688)
135	TOCOM Rubber +	Apr-17	152,550,000	(73,040)
460	White Sugar +	Mar-17	12,107,200	(1,209,715)
462	World Sugar #11 +	Mar-17	10,250,486	(501,917)
	Net Unrealized Appreciation from Open Long Futures Contracts			$16,397,774

+	All of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

FUTURES CONTRACTS

November 30, 2016

				Unrealized
Open Short Future			Underlying Face Amount	Appreciation/
Contracts	Description	Expiration	at Value	(Depreciation)
(246)	CBOE VIX Future +	Dec-16	$(3,573,150)	$842,440
(792)	Cocoa Future +	Mar-17	(18,920,880)	1,826,620
(781)	Corn Future +	Mar-17	(13,608,925)	(92,750)
(977)	Euro CHF 3MO	Mar-17	(246,252,850)	(97,925)
(157)	Feeder Cattle +	Jan-17	(10,081,363)	(1,201,637)
(204)	FTSE/MIS Index Future	Dec-16	(17,270,640)	(443,640)
(366)	Lean Hogs +	Feb-17	(8,084,940)	(267,200)
(315)	Live Cattle +	Feb-17	(14,105,700)	(716,340)
(11)	LME Lead Future +	Dec-16	(647,488)	(108,518)
(137)	LME Tin Future +	Dec-16	(14,545,975)	(1,024,616)
(1,670)	Mill Wheat Euro +	Mar-17	(13,902,750)	217,677
(337)	Platinum Future +	Aug-17	(56,144,200)	(341,922)
(79)	Rough Rice Futures +	Jan-17	(1,533,390)	60,040
(495)	Wheat Future +	Mar-17	(9,968,063)	308,800
(759)	Wheat Future (KCB) +	Mar-17	(15,568,988)	497,737
	Net Unrealized Depreciation from Open Short Futures Contracts			$(541,234)

	Net Unrealized Appreciation from Open Futures Contracts			$15,856,540

+	All of this investment is a holding of the Longboard Fund Limited.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

FOREIGN EXCHANGE CONTRACTS

November 30, 2016

							Unrealized
	Currency Units to						Appreciation/
Settlement Date	Receive/Deliver		In Exchange For		U.S. $ Value	Counterparty	(Depreciation)
To Buy:
12/21/2016	70,000,000	AUD	68,608,848	CAD	$51,038,359	Jefferies Financial Services, Inc.	$1,805,934
12/21/2016	29,984,260	AUD	17,000,000	GBP	21,255,965	Jefferies Financial Services, Inc.	1,379,707
12/21/2016	38,000,000	AUD	3,057,860,000	JPY	26,874,929	Jefferies Financial Services, Inc.	2,412,940
12/21/2016	61,800,000	AUD	47,330,766	USD	45,635,445	Jefferies Financial Services, Inc.	(1,695,321)
12/21/2016	92,000,000	BRL	27,507,849	USD	27,022,872	Jefferies Financial Services, Inc.	(484,976)
12/21/2016	3,570,735	CAD	3,500,000	AUD	2,584,532	Jefferies Financial Services, Inc.	83,426
12/21/2016	24,000,000	CAD	2,011,320,000	JPY	17,677,095	Jefferies Financial Services, Inc.	87,568
12/21/2016	29,000,000	EUR	24,542,033	GBP	30,686,152	Jefferies Financial Services, Inc.	1,966,624
12/21/2016	2,700,000	EUR	310,356,900	JPY	2,727,666	Jefferies Financial Services, Inc.	280,850
12/21/2016	1,081,738	GBP	1,200,000	EUR	1,274,594	Jefferies Financial Services, Inc.	59,072
12/21/2016	2,279,000,000	JPY	22,231,567	USD	20,029,682	Jefferies Financial Services, Inc.	(2,201,885)
12/21/2016	2,948,838,000	JPY	38,000,000	AUD	28,060,630	Jefferies Financial Services, Inc.	776,081
12/21/2016	1,891,617,600	JPY	24,000,000	CAD	17,853,683	Jefferies Financial Services, Inc.	644,461
12/21/2016	2,961,622,440	JPY	28,000,000	CHF	27,535,648	Jefferies Financial Services, Inc.	1,426,081
12/21/2016	2,195,301,420	JPY	19,000,000	EUR	20,181,066	Jefferies Financial Services, Inc.	1,286,804
12/21/2016	1,367,391,300	JPY	10,000,000	GBP	12,503,509	Jefferies Financial Services, Inc.	868,222
12/21/2016	47,000,000	NZD	34,272,898	USD	33,287,189	Jefferies Financial Services, Inc.	(985,709)
12/21/2016	1,725,000,000	RUB	27,366,748	USD	26,559,190	Jefferies Financial Services, Inc.	(807,558)
12/21/2016	526,146,040	SEK	58,400,000	USD	57,078,321	Jefferies Financial Services, Inc.	(1,321,679)
12/21/2016	25,363,347	USD	19,000,000	GBP	23,756,667	Jefferies Financial Services, Inc.	1,606,680
12/21/2016	16,724,798	USD	316,000,000	MXN	15,394,645	Jefferies Financial Services, Inc.	1,330,153
12/21/2016	96,600,000	USD	834,183,504	SEK	90,495,395	Jefferies Financial Services, Inc.	6,104,605
12/21/2016	66,443,206	USD	67,000,000	CHF	65,888,873	Jefferies Financial Services, Inc.	554,333
12/21/2016	2,615,174	USD	271,000,000	JPY	2,381,766	Jefferies Financial Services, Inc.	233,408
12/21/2016	15,984,271	USD	300,000,000	MXN	14,615,169	Jefferies Financial Services, Inc.	1,369,102
12/21/2016	39,183,163	USD	163,000,000	PLN	38,872,804	Jefferies Financial Services, Inc.	310,359
12/21/2016	18,105,423	USD	2,008,000,000	JPY	17,647,916	Jefferies Financial Services, Inc.	457,506
12/21/2016	64,616,400	USD	60,000,000	EUR	63,729,682	Jefferies Financial Services, Inc.	886,718
12/21/2016	66,000,000	USD	1,660,738,200	CZK	65,308,872	Jefferies Financial Services, Inc.	691,128
12/21/2016	1,445,200	USD	2,000,000	NZD	1,416,476	Jefferies Financial Services, Inc.	28,724
12/21/2016	335,413,620	ZAR	24,600,000	USD	23,805,677	Jefferies Financial Services, Inc.	(794,323)
To Sell:
12/21/2016	68,608,848	CAD	70,000,000	AUD	51,690,634	Jefferies Financial Services, Inc.	(1,153,659)
12/21/2016	17,000,000	GBP	29,984,260	AUD	22,141,506	Jefferies Financial Services, Inc.	(494,167)
12/21/2016	3,057,860,000	JPY	38,000,000	AUD	28,060,630	Jefferies Financial Services, Inc.	(1,227,239)
12/21/2016	3,500,000	AUD	3,570,735	CAD	2,656,282	Jefferies Financial Services, Inc.	(11,676)
12/21/2016	2,011,320,000	JPY	24,000,000	CAD	17,853,683	Jefferies Financial Services, Inc.	89,020
12/21/2016	24,542,033	GBP	29,000,000	EUR	30,802,679	Jefferies Financial Services, Inc.	(1,850,097)
12/21/2016	310,356,900	JPY	2,700,000	EUR	2,867,836	Jefferies Financial Services, Inc.	(140,680)
12/21/2016	1,200,000	EUR	1,081,738	GBP	1,352,552	Jefferies Financial Services, Inc.	18,886
12/21/2016	38,000,000	AUD	2,948,838,000	JPY	25,916,756	Jefferies Financial Services, Inc.	(2,919,954)
12/21/2016	24,000,000	CAD	1,891,617,600	JPY	16,625,054	Jefferies Financial Services, Inc.	(1,873,089)
12/21/2016	28,000,000	CHF	2,961,622,440	JPY	26,029,116	Jefferies Financial Services, Inc.	(2,932,613)
12/21/2016	19,000,000	EUR	2,195,301,420	JPY	19,294,072	Jefferies Financial Services, Inc.	(2,173,798)
12/21/2016	10,000,000	GBP	1,367,391,300	JPY	12,017,733	Jefferies Financial Services, Inc.	(1,353,997)
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,335,972

See accompanying notes to consolidated financial statements.

Longboard Long/Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

November 30, 2016

TOTAL INVESTMENT - 0.0% (Cost $0) (a)	$—
OTHER ASSETS LESS LIABILITIES - 100.0% (b)	12,458,482
NET ASSETS - 100.0%	$12,458,482

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:		$—
Unrealized Depreciation:		—
Net Unrealized Appreciation:	’	$—

(b)	Includes unrealized appreciation on swap contract.

SWAP CONTRACTS	Unrealized Gain / (Loss)
The Scotiabank total return swap provides exposure to the daily total returns of a basket of equity securities. This basket is managed on a daily basis, by the advisor, according to the investment rules corresponding to the Longboard long/short program. According to the terms of the swap, Longboard can modify, at a daily frequency (T+1 basis), the notional value, as well purchase or liquidate the constituent individual securities and futures contracts. The swap became effective on March 20, 2015 and is reset on a monthly basis. (Notional Value $62,807,217)

Total Net Unrealized Depreciation on Swap Contract:	$(522,536)

See accompanying notes to consolidated financial statements.

 Longboard Long/Short Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

FUTURES CONTRACTS

November 30, 2016

				Unrealized
Open Short			Underlying Face Amount	Appreciation/
Future Contracts	Description	Expiration	at Value	(Depreciation)
(38)	S&P 500 E-mini Future	Dec-16	$(4,177,625)	$(48,995)
(26)	S&P MID 400 E-mini	Dec-16	(4,229,940)	(145,350)
(128)	Russell 2000 Mini	Dec-16	(16,925,440)	(913,840)
	Net Unrealized Depreciation from Open Short Futures Contracts			$(1,108,185)

See accompanying notes to consolidated financial statements.

The Longboard Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

November 30, 2016

	Longboard Managed
	Futures Strategy	Longboard
	Fund *	Long/Short Fund
ASSETS
Cash	$373,493,009	$4,001,032
Cash Deposits with Broker	99,032,767	10,180,972
Unrealized appreciation from open futures contracts	27,891,188	—
Receivable for Fund shares sold	1,019,689	5,815
Unrealized appreciation on forward currency exchange contracts	26,758,392	—
Prepaid expenses & other assets	7,094	31,584
TOTAL ASSETS	528,202,139	14,219,403

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	24,422,420	—
Unrealized depreciation on open futures contracts	12,034,648	522,536
Unrealized depreciation on swap contracts	—	1,108,185
Investment advisory fees payable	1,189,252	29,567
Payable for Fund shares redeemed	1,907,565	100,497
Distribution (12b-1) fees payable	16,579	136
TOTAL LIABILITIES	39,570,464	1,760,921
NET ASSETS	$488,631,675	$12,458,482

Net Assets Consist Of:
Paid in capital	552,913,863	13,216,067
Accumulated net investment loss	(21,261,212)	(43,389)
Accumulated net realized gain (loss) from security transactions, futures contracts, foreign currency exchange contracts and swap contracts	(61,234,631)	916,525
Net unrealized appreciation (depreciation) of investments, futures contracts, foreign currency exchange contracts and swap contracts	18,213,655	(1,630,721)
NET ASSETS	$488,631,675	$12,458,482

Net Asset Value Per Share:
Class A Shares:
Net Assets	$82,821,859	$664,319
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,012,425	68,644
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.34	$9.68	(b)
Maximum offering price per share (maximum sales charge of 5.75%)	$10.97	$10.27	(b)

Class I Shares:
Net Assets	$405,809,816	$11,794,163
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	38,838,013	1,218,868
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.45	$9.68	(b)

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	The NAV and offering price shown differs from the traded NAV on November 30, 2016 due to financial statement rounding and/or financial statement adjustments.

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

The Longboard Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended November 30, 2016

	Longboard Managed
	Futures Strategy	Longboard
	Fund *	Long/Short Fund
INVESTMENT INCOME
Interest	$—	—
TOTAL INVESTMENT INCOME	—	—
EXPENSES
Investment advisory fees	7,924,059	217,249
Distribution (12b-1) fees: Class A	103,729	826
Other expenses	—	14,038
TOTAL EXPENSES	8,027,788	232,113

NET INVESTMENT LOSS	(8,027,788)	(232,113)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Future contracts	(2,846,643)	(5,032,472)
Foreign currency exchange contracts	4,722,436	—
Swap Contracts	—	5,786,779
	1,875,793	754,307
Net change in unrealized appreciation (depreciation) on:
Future contracts	14,845,279	1,206,672
Foreign currency exchange contracts	14,096,855	—
Translation of foreign currencies	(1,077,231)	—
Swap Contracts	—	(1,045,175)
	27,864,903	161,497
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	29,740,696	915,804

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,712,908	$683,691

*	Consolidated for Longboard Managed Futures Strategy Fund.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016
FROM OPERATIONS
Net investment loss	$(8,027,788)	$(13,626,025)
Net realized gain (loss) from investments, futures contracts, and foreign currency exchange contracts	1,875,793	(61,914,679)
Net change in unrealized appreciation (depreciation) of investments, futures contracts, foreign currency exchange contracts and translation of assets and liabilities in foreign currencies	27,864,903	(13,550,620)
Net increase (decrease) in net assets resulting from operations	21,712,908	(89,091,324)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(3,673,345)
Class I	—	(21,368,237)
From net realized gains:
Class A	—	(2,945,127)
Class I	—	(16,982,986)
Net decrease in net assets from distributions to shareholders	—	(44,969,695)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	17,535,380	90,002,399
Class I	71,639,614	559,928,444
Net asset value of shares issued in reinvestment of distributions
Class A	—	6,033,632
Class I	—	32,417,146
Redemption fee proceeds
Class A	—	1,492
Class I	—	10,008
Payments for shares redeemed
Class A	(21,006,724)	(18,975,014)
Class I	(145,079,783)	(267,548,272)
Net increase (decrease) in net assets from shares of beneficial interest	(76,911,513)	401,869,835

TOTAL INCREASE (DECREASE) IN NET ASSETS	(55,198,605)	267,808,816

NET ASSETS
Beginning of Period	543,830,280	276,021,464
End of Period *	$488,631,675	$543,830,280

*Includes accumulated net investment loss:	$(21,261,212)	$(13,233,424)

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016
SHARE ACTIVITY
CLASS A:
Shares Sold	1,683,944	7,614,392
Shares Reinvested	—	542,106
Shares Redeemed	(2,019,532)	(1,707,758)
Net increase (decrease) in shares of beneficial interest outstanding	(335,588)	6,448,740

SHARE ACTIVITY
CLASS I:
Shares Sold	6,654,769	47,448,581
Shares Reinvested	—	2,889,228
Shares Redeemed	(13,687,761)	(23,837,475)
Net increase (decrease) in shares of beneficial interest outstanding	(7,032,992)	26,500,334

See accompanying notes to consolidated financial statements.

Longboard Long/Short Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016
FROM OPERATIONS
Net investment loss	$(232,113)	$(462,343)
Net realized gain from swap contracts and future contracts	754,307	1,424,151
Net change in unrealized appreciation (depreciation) of swap contracts	161,497	(1,895,762)
Net increase (decrease) in net assets resulting from operations	683,691	(933,954)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	—	(99,870)
Net decrease in net assets from distributions to shareholders	—	(99,870)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	51,339	643,604
Class I	1,235,077	12,523,655
Net asset value of shares issued in reinvestment of distributions
Class I	—	87,800
Redemption fee proceeds:
Class I	—	387
Payments for shares redeemed:
Class A	(19,569)	(500)
Class I	(6,904,617)	(5,296,803)

Net increase (decrease) in net assets from shares of beneficial interest	(5,637,770)	7,958,143

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,954,079)	6,924,319

NET ASSETS
Beginning of Period	17,412,561	10,488,242
End of Period *	$12,458,482	$17,412,561

*Includes accumulated net investment income (loss):	$(43,389)	$188,724

See accompanying notes to consolidated financial statements.

Longboard Long/Short Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016
SHARE ACTIVITY
CLASS A:
Shares sold	5,490	65,250
Shares redeemed	(2,043)	(53)
Net increase in shares of beneficial interest outstanding	3,447	65,197

SHARE ACTIVITY - CLASS I
CLASS I:
Shares sold	127,870	1,236,809
Shares reinvested	—	8,499
Shares redeemed	(693,569)	(545,274)
Net increase (decrease) in shares of beneficial interest outstanding	(565,699)	700,034

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the
	November 30, 2016		Year Ended	Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013 (1)
Net asset value, beginning of period	$9.95		$12.90	$10.07	$10.00	$10.31
Activity from investment operations:
Net investment loss (2)	(0.16)		(0.36)	(0.36)	(0.31)	(0.06)
Net realized and unrealized gain (loss) on investments	0.55		(1.24)	3.35	0.43	(0.25)
Total from investment operations	0.39		(1.60)	2.99	0.12	(0.31)
Less distributions from:
Net investment income	—		(0.75)	—	—	—
Net realized gains	—		(0.60)	(0.16)	(0.05)	—
Total distributions	—		(1.35)	(0.16)	(0.05)	—
Paid in capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$10.34		$9.95	$12.90	$10.07	$10.00
Total return (4)	3.92	% (6)	(13.40)%	29.97%	1.24%	(3.01	)% (6)
Net assets, at end of period (000s)	$82,822		$83,067	$24,497	$11,500	$75
Ratio of total expenses to average net assets	3.11	% (5)	3.12%	3.24%	3.24%	3.24	% (5)
Ratio of net investment loss to average net assets	(3.11	)% (5)	(3.12)%	(3.15)%	(3.14)%	(3.06	)% (5)
Portfolio turnover rate (7)	0	% (6)	0%	0%	0%	0	% (6)

(1)	The Longboard Managed Futures Strategy Fund’s Class A shares commenced operations March 22, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amounts represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

See accompanying notes to consolidated financial statements.

Longboard Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the	For the	For the
	November 30, 2016		Year Ended	Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013 (1)
Net asset value, beginning of period	$10.04		$12.98	$10.11	$10.01	$10.00
Activity from investment operations:
Net investment loss (2)	(0.15)		(0.33)	(0.34)	(0.28)	(0.26)
Net realized and unrealized gain (loss) on investments	0.56		(1.25)	3.37	0.43	0.27
Total from investment operations	0.41		(1.58)	3.03	0.15	0.01
Less distributions from:
Net investment income	—		(0.76)	—	—	—
Net realized gains	—		(0.60)	(0.16)	(0.05)	—
Total distributions	—		(1.36)	(0.16)	(0.05)	—
Paid in capital from redemption fees (3)	—		0.00	0.00	0.00	0.00
Net asset value, end of period	$10.45		$10.04	$12.98	$10.11	$10.01
Total return (4)	4.08	% (6)	(13.18)%	30.25%	1.54%	0.10	% (6)
Net assets, at end of period (000s)	$405,810		$460,764	$251,524	$79,750	$35,998
Ratio of total expenses to average net assets	2.86	% (5)	2.87%	2.99%	2.99%	2.99	% (5)
Ratio of net investment loss to average net assets	(2.86	)% (5)	(2.87)%	(2.90)%	(2.84)%	(2.82	)% (5)
Portfolio turnover rate (7)	0	% (6)	0%	0%	0%	0	% (6)

(1)	The Longboard Managed Futures Strategy Fund’s Class I shares commenced operations June 27, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amounts represents less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	Not annualized.

(7)	All securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the portfolio turnover rate calculation.

See accompanying notes to consolidated financial statements.

Longboard Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended	For the
	November 30, 2016	Period Ended
Class A	(Unaudited)	May 31, 2016 (1)
Net asset value, beginning of period	$9.44	$10.15
Activity from investment operations:
Net investment loss (2)	(0.16)	(0.15)
Net realized and unrealized gain (loss) on investments	0.40	(0.56)
Total from investment operations	0.24	(0.71)
Net asset value, end of period	$9.68	$9.44
Total return (3)(5)	2.54%	(7.00)%
Net assets, at end of period (000s)	$664	$615
Ratio of total expenses to average net assets (4)	3.25%	3.24%
Ratio of net investment loss to average net assets (4)	(3.25)%	(3.24)%
Portfolio turnover rate (5)	0%	0%

(1)	The Longboard Long/Short Fund Class I shares commenced operations December 9, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	Not annualized.

See accompanying notes to consolidated financial statements.

Longboard Long/Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months Ended		For the	For the
	November 30, 2016		Year Ended	Period Ended
Class I	(Unaudited)		May 31, 2016	May 31, 2015 (1)
Net asset value, beginning of period	$9.41		$9.67	$10.00
Activity from investment operations:
Net investment loss (2)	(0.14)		(0.29)	(0.06)
Net realized and unrealized gain (loss) on investments	0.41		0.08	(0.27)
Total from investment operations	0.27		(0.21)	(0.33)
Less distributions from:
Net investment income	—		(0.05)	—
Total distributions	—		(0.05)	—
Paid in capital from redemption fees (7)	—		0.00	—
Net asset value, end of period	$9.68		$9.41	$9.67	(6)
Total return (3)	2.86	% (5)	(1.66)%	(3.30	)% (5)
Net assets, at end of period (000s)	$11,794		$16,797	$10,488
Ratio of total expenses to average net assets	3.00	% (4)	2.99%	2.99	% (4)
Ratio of net investment loss to average net assets	(3.00	)% (4)	(2.99)%	(2.97	)% (4)
Portfolio turnover rate	0	% (5)	0%	0	% (5)

(1)	The Longboard Long/Short Fund Class I shares commenced operations March 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	Not annualized.

(6)	The NAV and offering price shown above differs from the traded NAV on May 29, 2015 due to financial statement rounding and/or financial statement adjustments.

(7)	Amounts represents less than $0.005 per share.

See accompanying notes to consolidated financial statements.

The Longboard Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

November 30, 2016

1.	ORGANIZATION

The Longboard Managed Futures Strategy Fund (“LMFSF”) and Longboard Long/Short Fund (“LLSF”) (each a “Fund” and collectively “the Funds”) are a diversified and a non-diversified series, respectively, of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment companies. LMFSF’s investment objective is to seek positive absolute returns. LLSF’s investment objective is to seek long-term capital appreciation. LMFSF Fund commenced operations on June 27, 2012 and LLSF commenced operations on March 20, 2015.

The Funds currently offer Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. LLSF launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of each respective Fund and classes in each Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares in each respective Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future

The Longboard Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2016

options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or

The Longboard Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2016

non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Forward Currency Contracts - As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the Consolidated Statements of Operations.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Futures Contracts – The Funds that trade futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by

The Longboard Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2016

“marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments outstanding as of November 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Swap Agreements – The Funds that invest in swaps are subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statements of Operations. Periodic payments and receipts and liquidation payments received or made at the termination of the swap agreement are recorded as realized gains or losses on the Consolidated Statements of Operations. The

The Longboard Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2016

Funds segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Funds utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the

The Longboard Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2016

risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2016 for each Funds’ assets and liabilities measured at fair value on a recurring basis:

Longboard Managed Futures Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open Future Contracts	$15,856,540	$—	$—	$15,856,540
Forward Foreign Currency Exchange Contracts	—	2,335,972	—	2,335,972
Total	$15,856,540	$2,335,972	$—	$18,192,512

Longboard Long/Short Fund

Liabilities *	Level 1	Level 2	Level 3	Total
Open Future Contracts	$1,108,185	$—	$—	$1,108,185
Swap Contracts	—	522,536	—	522,536
Total	$1,108,185	$522,536	$—	$1,630,721

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Offsetting of Financial Assets and Derivative Assets

The following tables present LMFSF and LLSF derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2016.

LMFSF
				Gross Amounts Not Offset in the
				Statements of Assets &
Assets:				Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented in
	Recognized	Statements of Assets	the Statements of	Financial	Cash Collateral		Net
	Assets	& Liabilities	Assets & Liabilities	Instruments	Received		Amount
Future Contracts	$27,891,188	$12,034,648	$15,856,540	$—	$15,856,540	(1)	$—
Forward Foreign Currency Contracts	26,758,3 92	24,422,420	2,335,972	—	2,335,972	(1)	—
Total	$54,649,580	$36,457,068	$18,192,512	$—	$18,192,512		$—

The Longboard Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2016

LLSF
				Gross Amounts Not Offset in the
				Statements of Assets &
Liabilities:				Liabilities
	Gross	Gross Amounts	Net Amounts of
	Amounts of	Offset in the	Assets Presented in
	Recognized	Statements of Assets	the Statements of	Financial	Cash Collateral		Net
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged		Amount
Futures Contracts	$522,536	$—	$522,536	$—	$522,536		$—
Swaps Contracts	1,108,185	—	1,108,185	—	1,108,185	(1)	—
Total	$1,630,721	$—	$1,630,721	$—	$1,630,721		$—

(1)	Any over-collateralization of total financial instruments is not shown. Collateral amounts can be found on the Statements of Assets and Liabilities as Cash Deposits with Broker.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Consolidated Financial Statements of LMFSF include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. LMFSF consolidates the results of subsidiaries in which LMFSF holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, LMFSF may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as LMFSF’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

LMFSF may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the LMFSF’s investment objectives and policies.

A summary of the LMFSF’s investments in the LFL is as follows:

	Inception Date of	LFL Net Assets at	% Of Net Assets at
	LFL	November 30, 2016	November 30, 201 6
LFL	8/15/2012	$89,463,581	18.31%

For tax purposes, LFL is an exempted Cayman investment company. LFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled

The Longboard Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2016

Foreign Corporation, LFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the LMFSF’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Longboard Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2016

Please refer to each Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities:

The following is a summary of the location of derivative investments on LMFSF’s and LLSF’s Consolidated Statements of Assets and Liabilities for the six months ended November 30, 2016:

LMFSF
	Asset Derivatives		Liability Derivatives
Contract Type/	Consolidated Statements of		Consolidated Statements of
Primary Risk Exposure	Assets and Liabilities Location	Fair Value	Assets and Liabilities Location	Fair Value
Equity Contracts:	Unrealized Appreciation from open futures contracts	$12,642,670	Unrealized Depreciation from open futures contracts	$(935,328)
Commodity contracts:	Unrealized Appreciation from open future contracts	13,665,871	Unrealized Depreciation from open futures contracts	(8,583,835)
Interest rate contracts:	Unrealized Appreciation from open future contracts	1,582,647	Unrealized Depreciation from open futures contracts	(2,515,485)
Foreign exchange contracts:	Unrealized Appreciation from forward foreign currency exchange contracts	26,758,392	Unrealized Depreciation from forward foreign currency exchange contracts	(24,422,420)
		$54,649,580		$(36,457,068)

LLSF
	Asset Derivatives		Liability Derivatives
Contract Type/	Statements of Assets and		Statements of Assets and
Primary Risk Exposure	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Equity Contracts:	Unrealized Depreciation on swap contracts	$(522,536)	Unrealized Depreciation from open futures contracts	(1,108,185)
		$(522,536)		$(1,108,185)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2016

Impact of Derivatives on the Consolidated Statements of Operations:

The following is a summary of the location of derivative investments on each Fund’s Statements of Operations for the six months ended November 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from foreign currency transactions
Net realized gain (loss) from futures contracts
Net change in unrealized appreciation/depreciation from futures contracts
Net change in unrealized appreciation/depreciation from foreign currency transactions
Net change in unrealized appreciation/depreciation from swap contracts

The following is a summary of each Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure serve as indicators of the volume of derivative activity for each Fund for the six months ended November 30, 2016:

LMFSF
Realized gain/(loss) on derivatives recognized in the Consolidated Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2016
Futures Contracts	$12,035,910	$—	$(17,819,117)	$2,936,564	$(2,846,643)
Foreign Currency Exchange Contracts	—	4,722,436	—	—	4,722,436
Total	$12,035,910	$4,722,436	$(17,819,117)	$2,936,564	$1,875,793

Net Change in Unrealized gain/(loss) on derivatives recognized in the Consolidated Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2016
Futures Contracts	$2,916,412	$—	$15,653,010	$(3,724,143)	$14,845,279
Foreign Currency Transactions	—	14,096,855	—	—	14,096,855
Total	$2,916,412	$14,096,855	$15,653,010	$(3,724,143)	$28,942,134

LLSF
Realized gain/(loss) on derivatives recognized in the Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2016
Swap Contracts	$—	$—	$5,786,779	$—	(5,786,779)
Futures Contracts	—	—	(5,032,472)	—	(5,032,472)
Total	$—	$—	$754,307	$—	$754,307

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2016

LLSF
Net Change in Unrealized gain/(loss) on derivatives recognized in the Statements of Operations
					Total for the
					Six Months Ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	November 30, 2016
Futures Contracts	$—	$—	$1,206,672	$—	$1,206,672
Swap Contracts	—	—	(1,045,175)	—	(1,045,175)
Total	$—	$—	$161,497	$—	$161,497

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015 for the Longboard Managed Futures Strategy Fund, open tax year 2016 for both Funds or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2016

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, for both LMFSF and LLSF. All investments held by the Fund throughout the year had maturities or settlement dates of less than one year from the time they were acquired and are considered short term investments.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (formerly LLC) (the “Funds’ Manager”) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the Investment Advisory fee) for the services and facilities it provides at the annual rate of 2.99% of the Funds’ average daily net assets up to $250 million and 2.75% on assets greater than $250

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2016

million. The unitary management fee is paid on a monthly basis. During the six months ended November 30, 2016, LMFSF incurred $7,924,059 in advisory fees and LLSF incurred $217,249 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business. The Adviser’s unitary management fee is designed to pay substantially all the Funds’ expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended November 30, 2016, LMFSF paid $103,729 in 12b-1 fees and LLSF paid $826 in 12b-1 fees.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. On the sales of LMFSF Class A shares, for the six months ended November 30, 2016, the Distributor received $32,039 in underwriting commissions, of which $5,105 was retained by the principal underwriter or other affiliated broker-dealers. On the sales of LLSF Class A shares, for the six months ended November 30, 2016, the Distributor received $1,571 in underwriting commissions, of which $180 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to each Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2016

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Adviser has employed Gemini Hedge Fund Services, LLC (“GHFS”), an affiliate of GFS and the Distributor, to provide administration services. Pursuant to a separate servicing agreement with the GHFS and the Adviser, GHFS receives customary fees from the Advisor.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of each Fund creates presumption of the control of the Funds, under section 2(a)9 of the Act. As of November 30, 2016, Charles Schwab & Co. held 53.38% of the voting securities of Class A. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the periods ended May 31, 2016 and May 31, 2015 was as follows:

For the period ended May 31, 2016:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Longboard Managed Futures Strategy Fund	$38,689,661	$6,280,034	$—	$44,969,695
Longboard Long/Short Fund	99,870	—	—	99,870

For the period ended May 31, 2015:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Longboard Managed Futures Strategy Fund	$598,577	$1,404,694	$—	$2,003,271
Longboard Long/Short Fund	—	—	—	—

As of May 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Longboard Managed Futures Strategy Fund	$—	$—	$(45,994,454)	$(27,998,241)	$(12,201,786)	$199,385	$(85,995,096)
Longboard Long/Short Fund	711,363	—	(843,292)	(1,309,347)	—	—	(1,441,276)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2016

The difference between book basis and tax basis undistributed net investment loss, unrealized appreciation (depreciation) and accumulated net realized loss from investments is primarily attributable to mark-to-market on open 1256 futures contracts, swap contracts and foreign currency contracts, and tax adjustments for the a wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Longboard Managed Futures Strategy Fund	$13,730,652
Longboard Long/Short Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Longboard Managed Futures Strategy Fund	$32,263,802
Longboard Long/Short Fund	843,292

At May 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Longboard Managed Futures Strategy Fund	$22,833,912	$5,164,329	$27,998,241
Longboard Long/Short Fund	523,739	785,608	1,309,347

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains from foreign currency transactions, net operating losses, equalization and swap contacts, and the reclassification of Fund distributions, resulted in reclassification for the tax year ended May 31, 2016 for the Funds as follows:

	Paid In	Undistributed Ordinary	Undistributed Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
Longboard Managed Futures Strategy Fund	$(4,740,165)	$11,705,355	$(6,965,190)
Longboard Long/Short Fund	117,930	1,144,003	(1,261,933)

The Longboard Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
November 30, 2016

7.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Dividends: The Board declared the following dividend:

		Dividend Per	Record	Payable
		Share	Date	Date
Longboard Long/Short Fund	Class A	1.9037	12/2/2016	12/5/2016
Longboard Long/Short Fund	Class I	1.9258	12/2/2016	12/5/2016

Management has concluded that there have been no subsequent events or transactions requiring adjustment or disclosure in the financial statements.

The Longboard Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2016

As a shareholder of the Longboard Funds, you incur the ongoing costs of Investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 through November 30, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period **
Actual	6/1/16	11/30/16	6/1/16-11/30/16	6/1/16-11/30/16
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$1,038.20	$15.89	3.11%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	1,039.80	14.62	2.86%
Longboard Long/Short Fund - Class A	1,000.00	1,021.10	16.46	3.25%
Longboard Long/Short Fund - Class I	1,000.00	1,024.30	15.22	3.00%

Hypothetical (5% return before Expenses)
Longboard Managed Futures Strategy Fund - Class A	$1,000.00	$1,009.48	$15.67	3.11%
Longboard Managed Futures Strategy Fund - Class I	1,000.00	1,010.73	14.42	2.86%
Longboard Long/Short Fund - Class A	1,000.00	1,008.78	16.36	3.25%
Longboard Long/Short Fund - Class I	1,000.00	1,010.03	15.12	3.00%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Annualized.

Longboard Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 26-27, 2016, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Longboard Managed Futures Strategy Fund (“Longboard Managed Futures”) and Longboard Asset Management, LLC (“Longboard Asset Management”), (the “Longboard Advisory Agreement”).

Based on their evaluation of the information provided by Longboard Asset Management, in conjunction with Longboard Managed Futures’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Longboard Advisory Agreement with respect to Longboard Managed Futures.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Longboard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Longboard Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Longboard Advisory Agreement and comparative information relating to the advisory fee and other expenses of Longboard Managed Futures. The materials also included due diligence materials relating to Longboard Asset Management (including due diligence questionnaires completed by Longboard Asset Management, select financial information of Longboard Asset Management, bibliographic information regarding Longboard Asset Management’s key management and investment advisory personnel, and comparative fee information relating to Longboard Managed Futures) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Longboard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement. In considering the renewal of the Longboard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Longboard Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2016

Nature, Extent and Quality of Services. The Board reviewed materials provided by Longboard Asset Management related to the proposed renewal of the Longboard Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Longboard Asset Management, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of Longboard Asset Management with respect to a series of important questions, including: whether Longboard Asset Management was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Longboard Managed Futures; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board also noted the recently completed SEC examination of Longboard Asset Management. The Board reviewed the description provided on the practices for monitoring compliance with Longboard Managed Futures’ investment limitations, noting that the chief compliance officer of Longboard Asset Management would periodically review the portfolio managers’ performance of their duties to ensure compliance under Longboard Asset Management’s compliance program. The Board then reviewed the capitalization of Longboard Asset Management based on financial information provided by and representations made by a representative of Longboard Asset Management and concluded that Longboard Asset Management was sufficiently well-capitalized, or its control persons had the ability to make additional contributions in order to meet its obligations to Longboard Managed Futures. The Board concluded that Longboard Asset Management had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Longboard Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Longboard Asset Management to Longboard Managed Futures and its Subsidiary were satisfactory.

Performance. The Board discussed the reports prepared by Morningstar and reviewed the performance of the Fund as compared to its peer group, Morningstar category benchmark for the one year, three year and since inception periods ended March 31, 2016 noting the Fund underperformed its peer group, benchmark, and Morningstar category for the one year period but outperformed its peer group, benchmark and Morningstar category for the three year and since inception periods. The Board further discussed the potential causes of the Fund’s relative under and outperformance including Longboard Asset Management’s explanation that the short-term drawdown and the Fund’s longer-term approach to portfolio management and maintenance of a more diversified portfolio may have been contributing factors. After further discussion, the Board concluded that overall, Longboard Managed Futures’ past performance was satisfactory and inline with its investment objectives.

Fees and Expenses. As to the costs of the services to be provided by Longboard Asset Management, the Board discussed the comparison of advisory fees and total operating expense data and reviewed Longboard Managed Futures’ unitary fee and overall expenses compared to its peer group and Morningstar category as presented in the Morningstar Report. The Board reviewed

Longboard Managed Futures Strategy Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2016

the contractual arrangements for Longboard Managed Futures, noting that the Longboard Advisory Agreement has a unitary fee out of which Longboard Asset Management pays substantially all expenses of Longboard Managed Futures, including transfer agency, custody, fund administration, legal, audit and other services, but not interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of Longboard Managed Future’s business. The Board also noted that the Longboard Advisory Agreement provides for breakpoints for the unitary fee so that the fee would decrease on asset levels above $250 million and the Board noted that Longboard Managed Futures had reached the breakpoint. The Board concluded that based on Longboard Asset Management’s experience and expertise as well as the services provided to Longboard Managed Futures, the unitary management fee charged by Longboard Asset Management was reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard Asset Management with respect to Longboard Managed Futures based on profitability reports and analyses reviewed by the Board and the selected financial information of Longboard Asset Management provided by Longboard Asset Management. After review and discussion, the Board concluded that based on the services provided or paid for by Longboard Asset Management, the projected growth of Longboard Managed Futures, and the built in breakpoints, anticipated profits from Longboard Asset Management’s relationship with the Longboard Managed Futures were not excessive.

Economies of Scale. As to the extent to which Longboard Managed Futures will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of Longboard Managed Futures and noted that they had already approved a breakpoint reduction in fees for assets above $250 Million and Longboard Managed Futures shareholders were already getting the benefit of that break point. The Board discussed continuing to monitor the asset levels of Longboard Managed Futures and would consider adding additional breakpoints in the future, should assets increase significantly.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Longboard Asset Management as the Trustees believed to be reasonably necessary to evaluate the terms of the Longboard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Longboard Advisory Agreement, (a) the terms of the Longboard Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Longboard Advisory Agreement is in the best interests of Longboard Managed Futures and its shareholders. In considering the renewal of the Longboard Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the renewal of the Longboard Advisory Agreement was in the best interest of Longboard Managed Futures and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement.

Longboard Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 29-30, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the Longboard Long/Short Fund (“Longboard Long/Short”) and Longboard Asset Management, LLC. (“Longboard Asset Management”), (the “Longboard Advisory Agreement”).

Based on their evaluation of the information provided by Longboard Asset Management, in conjunction with Longboard Long/Short’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Longboard Advisory Agreement with respect to Longboard Long/Short.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Longboard Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Longboard Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Longboard Advisory Agreement and comparative information relating to the advisory fee and other expenses of Longboard Long/Short. The materials also included due diligence materials relating to Longboard Asset Management (including due diligence questionnaires completed by Longboard Asset Management, select financial information of Longboard Asset Management, bibliographic information regarding Longboard Asset Management’s key management and investment advisory personnel, and comparative fee information relating to Longboard Long/Short) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Longboard Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement. In considering the approval of the Longboard Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Longboard Asset Management related to the Longboard Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Longboard Asset Management, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of its research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representative of Longboard Asset Management with respect to a series of important questions, including: whether Longboard Asset Management was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Longboard Long/Short; and whether there are procedures in place to adequately allocate

Longboard Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2016

trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with Longboard Long/Short’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under Longboard Asset Management’s compliance program. The Board then reviewed the capitalization of Longboard Asset Management based on financial information provided by and representations made by a representative of Longboard Asset Management and concluded that Longboard Asset Management was sufficiently well-capitalized, or its control persons had the ability to make additional contributions in order to meet its obligations to Longboard Long/Short. The Board concluded that Longboard Asset Management had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Longboard Advisory Agreement with respect to Longboard Long/Short and that the nature, overall quality and extent of the management services to be provided were satisfactory.

Performance. The Board considered Longboard Asset Management’s past performance as well as other factors relating to Longboard Asset Management’s track record. The Board reviewed the performance of Longboard Asset Management’s composite track record for the proposed strategy, noting that performance was acceptable. The Board concluded that Longboard Asset Management was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Longboard Asset Management, the Board discussed the comparison of management fees and total operating expense data and reviewed Longboard Asset Management’s advisory and overall expenses compared to a peer group comprised of funds constructed by Longboard Asset Management with similar investment objectives and strategies. The Board reviewed the contractual arrangements for Longboard Long/Short, which stated that Longboard Asset Management has a unitary management fee out of which Longboard Asset Management will pay substantially all expenses of Longboard Long/Short, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but not interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of Longboard Long/Short’s business. The Board also noted that Longboard Asset Management has breakpoints for the unitary management fee so that the fee would decrease at certain fund asset levels. The Board concluded that based on Longboard Asset Management’s experience, expertise and services to Longboard Long/Short, the advisory fee charged by Longboard Asset Management was reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Longboard Asset Management with respect to Longboard Long/Short based on profitability reports and analyses reviewed by the Board and the selected financial information of Longboard Asset Management provided by Longboard Asset Management. After review and discussion, the Board concluded that based on the services provided by Longboard Asset Management and the projected growth of Longboard Long/Short, the fees were reasonable and that anticipated profits from Longboard Asset Management’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which Longboard Long/Short will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Longboard Asset Management’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Longboard Advisory Agreement and the weight to

Longboard Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2016

be given to each such factor. Accordingly, having requested and received such information from Longboard Asset Management as the Trustees believed to be reasonably necessary to evaluate the terms of the Longboard Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Longboard Advisory Agreement, (a) the terms of the Longboard Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Longboard Advisory Agreement is in the best interests of Longboard Long/Short and its shareholders. In considering the approval of the Longboard Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the approval of the Longboard Advisory Agreement was in the best interest of Longboard Long/Short and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Longboard Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-294-7540.

INVESTMENT ADVISOR
Longboard Asset Management, LP
2355 E Camelback Road, Suite 750
Phoenix, Arizona 85016

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 2/8/17

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/8/17